Consolidated Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	1,508,946	464,583
Short term investments	10,000	905,651
Accounts receivable	122,231	3,071
Work-in-progress	1,112,210
Prepaid expenses and other	43,105	45,941
Net assets	2,796,492	1,419,246
Restricted cash [note 3]	74,135	101,856
Property and equipment [note 4]	404,301	525,804
Total assets	3,274,928	2,046,906
Current liabilities:
Accounts payable and accrued liabilities [note 5]	1,347,925	576,588
Deferred revenue	1,776,496
Current portion of capital lease obligation	8,591	10,684
Net shareholder liabilities	3,133,012	587,272
Long term liabilities:
Capital lease obligation		8,153
Asset retirement obligation [note 6]	57,953	54,444
Total liabilities	3,190,965	649,869
Future operations [note 1]
Commitments and contingencies [note 15]
Subsequent events [note 17]
Shareholders' equity:
Preferred shares [note 8]: - authorized unlimited, Issued: 10,000,000	3,489,000	3,489,000
Common shares [note 7]: - authorized unlimited, Issued: 34,757,396 shares as of December 31, 2011 (2010 - 30,826,796)	53,756,687	52,031,435
Contributed capital	5,205,301	4,659,026
Deficit	(63,077,960)	(59,493,359)
Accumulated other comprehensive income	710,935	710,935
Net Shareholders' equity	83,963	1,397,037
Total Liabilities and Shareholders' equity	3,274,928	2,046,906